Commitments and Contingencies (Details Textual)							1 Months Ended							8 Months Ended	10 Months Ended	12 Months Ended
	Sep. 05, 2018	Aug. 16, 2017 CNY (¥)	May 10, 2017	Dec. 07, 2016 USD ($)	Jun. 03, 2016 USD ($) m²	Mar. 06, 2016 CNY (¥) m²	May 30, 2018	May 25, 2018	Nov. 28, 2017	Nov. 15, 2016 m²	Apr. 15, 2016 m²	Mar. 25, 2016 m²	Mar. 18, 2016 m²	Dec. 31, 2015 USD ($)	Aug. 01, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)
Commitments and Contingencies (Textual)
Rent expense | $														$ 0		$ 447,363	$ 728,843	$ 428,265
Customers investment funds | $																			$ 82,922,858
Related party, description	The Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company's former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company's former customers directly.						The Company's subsidiary, AGM HK paid 50% of total purchase price of $22,635 and the remaining balance of $11,318 was recorded as due to related parties at December 31, 2018.	The Company purchased AGM Global Asset Management Ltd from a third-party entity which was owned by two related parties: Mr. Wenjie Tang, Chief Executive Officer, and Mr. Yufeng Mi, Chief Technology Officer.
Beijing Oriental Media Properties Limited [Member]
Commitments and Contingencies (Textual)
Square meters office space					479								479
Lease term, description					The lease is valid from April 1, 2016 to March 31, 2018.								The lease is valid from April 1, 2016 to March 31, 2018.
Rent expense | $					$ 24,000
Zumian Gong [Member]
Commitments and Contingencies (Textual)
Square meters office space						410
Lease term, description						The lease is valid from March 6, 2016 to March 5, 2019.
Rent expense | ¥						¥ 56,162
Beijing Jinqiao Lida Investment Consulting Co Ltd [Member]
Commitments and Contingencies (Textual)
Square meters office space												377
Lease term, description				On June 5, 2017, the Company renewed this lease agreement to extend the lease term for one year with no change in rent.								The lease starts from March 25, 2016 with a term of nine months ended on December 24, 2016.
Rent expense | $				$ 7,000
Gang Liu [Member]
Commitments and Contingencies (Textual)
Square meters office space										186
Lease term, description			The Company renewed this lease agreement to extend the term for one year with no change in rent.							The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017.
Beijing Terry Henderson Real Estate Brokerage Co Ltd [Member]
Commitments and Contingencies (Textual)
Square meters office space											187
Lease term, description		September 1, 2016 with a term of two years ending on August 31, 2018.									On April 15, 2017, this lease agreement was renewed to extend the term for one-year term with no change in rent.
Rent expense | ¥		¥ 22,500
International Peaceful Interests Ltd [Member]
Commitments and Contingencies (Textual)
Lease term, description									The lease term is from December 8, 2017 to December 7, 2019.
Agm Beijing And Agm Nanjing [Member]
Commitments and Contingencies (Textual)
Lease term, description															The terms of these lease agreements range from five months to one year.